Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	9,569,707
Proposed Maximum Offering Price per Unit	6.12
Maximum Aggregate Offering Price	$ 58,566,606.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,088.05
Offering Note	(1) The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 9,569,707 shares of the Registrant's common stock including 949,908 shares of common stock, 956,885 shares of the Registrant's common stock issuable upon the exercise of outstanding pre-funded warrants, 4,950,947 shares of the Registrant's common stock issuable upon the exercise of outstanding warrants and 2,711,967 shares of the Registrant's common stock issuable upon the conversion of the 9.00% Senior Convertible Notes due 2028. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events. (2) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock on October 30, 2025, as reported on the Nasdaq Global Select Market.